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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22121

                         PIMCO INCOME OPPORTUNITY FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: October 31

         Date of reporting period: July 1, 2011 through June 30, 2012

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ITEM 1. PROXY VOTING RECORD

PIMCO Income Opportunity Fund - ICA# - 811-22121
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Registrant : PIMCO Income Opportunity Fund
Fund Name : PIMCO Income Opportunity Fund

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JLOC 36 LLC
Ticker     Security ID:             Meeting Date          Meeting Status
JLOC       CUSIP J2889PAA4          10/05/2011            Voted
Meeting Type                        Country of Trade
Bondholder                          Japan
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Bondholder Proposal:     Mgmt        For        For        For
            Allow Borrower of JCA
            IV Loan and Borrower
            of JCA VI Loan to Pay
            Fees to Asset Managers
            and to Replace Asset
            Managers, Each with
            Consent of Trustee
            Pursuant to Trust
            Deed

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Income Opportunity Fund

By (Signature and Title)*:  /s/ Brian Shlissel
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                            Name: Brian Shlissel
                            Title: President and
                            Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.